Business Segment Data (Annual and Quarter) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
In thousands	2012	2011
Revenues:
Digital display sales	$ 3,837	$ 2,848
Digital display lease and maintenance	1,768	2,046
Real estate rentals	18	23
Total revenues	$ 5,623	$ 4,917
Operating (loss) income:
Digital display sales	$(1,141)	$ (744)
Digital display lease and maintenance	216	180
Real estate rentals	(12)	3
Corporate general and administrative expenses	(718)	(741)
Total operating loss	(1,655)	(1,302)
Interest expense, net	(113)	(361)
Gain on debt extinguishment	4	-
Change in warrant liabilities	108	-
Loss from continuing operations before income taxes	(1,656)	(1,663)
Income tax expense	(7)	(7)
Loss from continuing operations	$(1,663)	$(1,670)

In thousands	2011	2010
Revenues:
Digital display sales	$ 15,990	$ 15,515
Digital display lease & maintenance	7,767	8,561
Real estate rentals	92	231
Total revenues	$ 23,849	$ 24,307
Operating (loss) income:
Digital display sales	$ (3,003)	$ (2,529)
Digital display lease & maintenance	215	83
Real estate rentals	(39)	165
Corporate general and administrative expenses	(2,134)	(3,245)
Total operating loss	(4,961)	(5,526)
Interest expense, net	(1,382)	(1,591)
Gain on debt extinguishment	8,796	-
Change in warrant liabilities	(3,655)	-
Loss from continuing operations before income taxes	(1,202)	(7,117)
Income tax benefit	8	19
Net loss from continuing operations	$ (1,194)	$ (7,098)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
In thousands	2011	2010
Assets:
Digital display sales	$ 7,460	$ 8,875
Digital display lease & maintenance	17,386	22,394
Real estate rentals	802	849
Discontinued operations	702	926
Total identifiable assets	26,350	33,044
General corporate	1,109	398
Total assets	$ 27,459	$ 33,442
Depreciation and amortization:
Digital display sales	$ 179	$ 187
Digital display lease & maintenance	4,302	4,945
Real estate rentals	68	43
General corporate	66	128
Total depreciation and amortization	$ 4,615	$ 5,303
Capital expenditures:
Digital display sales	$ 37	$ 85
Digital display lease & maintenance	430	1,329
Real estate rentals	-	-
General corporate	5	11
Total capital expenditures	$ 472	$ 1,425
Geographic revenues:
United States	$ 21,630	$ 21,578
Canada	1,619	1,769
Elsewhere	600	960
Total revenues	$ 23,849	$ 24,307